Convertible Notes: (Details Text) (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012
Convertible Notes Details Text [Abstract]
Outstanding debt prior to restructuring			$ 85,447,000
Declined to participate in restructuring			1,042,000
Elected to participate in restructuring			84,405,000
Cash paid in restructuring			16,887,500
Shares issued in restructuring			12,412,501
Modified notes issued in restructuring			25,315,000
CVR % of any future proceeds actually received by the Company with respect to the Arbitration proceedings or disposition of the Brisas Project mining data			5.468%
Carrying value of the Old Notes			84,400,000
Fair value of the aggregate consideration given in restructuring			75,100,000
Gain on restructuring transaction			9,300,000
Management's estimate of the fair value of the cash consideration given in restructuring			16,900,000
Management's estimate of the fair value of the Class A common shares consideration given in restructuring			37,900,000
Management's estimate of the fair value of the modified notes consideration given in restructuring			19,300,000
Management's estimate of the fair value of the CVR consideration given in restructuring			1,000,000
Modified Notes and Old Notes interest rate			5.50%
Interest payments	$ 700,000	$ 2,800,000
Modified Notes conversion provisions	The Modified Notes are governed by the terms of the supplemental indenture which includes a maturity date of June 29, 2014 and conversion into 250 shares of Class A common shares per $1,000 (equivalent to a conversion price of $4.00 per common share) at any time upon prior written notice to the Company.
Old Notes conversion provisions	The Old Notes continue to be governed by the terms of the original indenture which includes a maturity date of June 15, 2022 and conversion into 132.626 shares of Class A common shares per $1,000 (equivalent to a conversion price of $7.54 per common share) at any time upon prior written notice to the Company.